Portfolio Quality Indicators (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 67,247	$ 52,286
Commercial Real Estate	163,459	158,314
Residential	81,498	83,870
Installment	17,459	21,284
Total	329,663	315,754
Pass Grade
Financing Receivable, Recorded Investment [Line Items]
Commercial	67,150	51,895
Commercial Real Estate	158,362	151,535
Residential	81,498	83,870
Installment	17,363	21,284
Total	324,373	308,584
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	39	265
Commercial Real Estate	996	1,980
Residential	0	0
Installment	0	0
Total	1,035	2,245
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	58	126
Commercial Real Estate	4,101	4,799
Residential	0	0
Installment	96	0
Total	4,255	4,925
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	0
Commercial Real Estate	0	0
Residential	0	0
Installment	0	0
Total	$ 0	$ 0